PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Plan Details (Details) - IDR (Rp) Rp in Millions		12 Months Ended
	Jun. 07, 2017	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Employer's contributions		Rp (233,000)
The company | Funded pension
Disclosure of defined benefit plans [line items]
Percentage of companies share in total plan assets		1.75%	1.95%
Percentage of Debt Instruments Contributed to Fair Value of Plan Assets		1.73%	1.65%
Actual return on plan asset		Rp 1,858,000	Rp (158,000)
Minimum FSR required for non contribution to fund		105.00%
Funding sufficiency ratio		105.00%
Projected pension benefit obligations (prepaid pension benefit cost) at beginning of year		Rp 1,057,000	1,540,000
Net periodic pension benefit cost		398,000	548,000
Provision of additional pension benefit			205,000
Employer's contributions		(233,000)
Actuarial (gain) losses recognised in OCI		1,514,000	(2,691,000)
Return on plan assets (excluding amount included in net interest expense)		(398,000)	1,455,000
Projected pension benefit obligations at end of year		2,338,000	1,057,000
The company | Funded pension | Series B shares
Disclosure of defined benefit plans [line items]
Equity instruments		346,000	372,000
The company | Funded pension | Corporate bonds
Disclosure of defined benefit plans [line items]
Debt instruments		341,000	Rp 314,000
The company | Retired before end of June 2002 | Funded pension
Disclosure of defined benefit plans [line items]
One time benefits paid	Rp 4,500
The company | Retired starting from end of June 2002 until end of April 2017 | Funded pension
Disclosure of defined benefit plans [line items]
One time benefits paid		Rp 2,250